Notes to the Consolidated Statements of Financial Position - Schedule of Intangible Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net book value
Net book value	€ 50,781	€ 68,818
Purchased IT-software [Member]
Net book value
Net book value	7,263	42,841
Advances paid for software [Member]
Net book value
Net book value	43,518	25,977
Cost [Member]
Cost
Balance beginning	(742,107)	723,250
Additions	24,148	25,977
Disposals		(7,009)
Exchange differences	439	(111)
Balance ending	766,694	742,107
Cost [Member] | Purchased IT-software [Member]
Cost
Balance beginning	(716,130)	723,250
Additions	6,607
Disposals		(7,009)
Exchange differences	439	(111)
Balance ending	723,176	716,130
Cost [Member] | Advances paid for software [Member]
Cost
Balance beginning	(25,977)
Additions	17,541	25,977
Disposals
Exchange differences
Balance ending	43,518	25,977
Accumulated amortization [Member]
Cost
Balance beginning	673,289	(584,345)
Disposals		7,009
Exchange differences	(439)	111
Balance ending	(715,913)	(673,289)
Accumulated amortization
Amortization charge for the year	(42,185)	(96,063)
Accumulated amortization [Member] | Purchased IT-software [Member]
Cost
Balance beginning	673,289	(584,345)
Disposals		7,009
Exchange differences	(439)	111
Balance ending	(715,913)	(673,289)
Accumulated amortization
Amortization charge for the year	(42,185)	(96,063)
Accumulated amortization [Member] | Advances paid for software [Member]
Cost
Balance beginning
Disposals
Exchange differences
Balance ending
Accumulated amortization
Amortization charge for the year